VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

(“Fund”)

Supplement dated July 27, 2018

to the Fund’s Class I Prospectus and Summary Prospectus dated September 29, 2017, as supplemented,

and Class P3 Prospectus and Summary Prospectus dated February 9, 2018, as supplemented,

(each a “Prospectus” and collectively the “Prospectuses”).

Effective July 1, 2018, Elaine F. Hahn was removed as a portfolio manager, and Michael Whitfield, CFA was added as a portfolio manager for Hahn Capital Management, LLC. The Fund’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Sub-Adviser: Hahn Capital Management, LLC – Portfolio Managers” of the Fund’s Prospectuses, is deleted and replaced with the following:

Portfolio Managers

John D. Schaeffer	Michael Whitfield, CFA
Portfolio Manager (since 12/14)	Portfolio Manager (since 07/18)

2.	The sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Mid Cap Value Fund – Hahn Capital Management, LLC” of the Fund’s Prospectuses is deleted and replaced with the following:

Hahn Capital Management, LLC

Hahn Capital Management, LLC (“Hahn Capital Management” or “Sub-Adviser”) an investment adviser registered with the SEC, was founded in 1988 by Elaine F. Hahn. In 2004, Hahn Capital Management was converted from a wholly-owned LLC to a Member-Managed LLC. Hahn Capital Management is 100% employee owned with three managing members. Hahn Capital Management provides non-custodial full discretionary investment advisory services to its clients. Hahn Capital Management provides investment advice on investment types including mid cap value equity, mid cap core equity and equity value strategies. Hahn Capital Management’s principal address is 601 Montgomery Street, Suite 840, San Francisco, CA 94111. As of June 30, 2017, Hahn Capital Management’s assets under management were approximately $1.5 billion.

The following individuals are primarily responsible for the day-to-day management of Voya Multi-Manager Mid Cap Value Fund’s assets allocated to Hahn Capital Management.

John D. Schaeffer, Portfolio Manager, is also the President and CIO and a Partner of Hahn Capital Management and has been with Hahn Capital Management since 2003.

Michael Whitfield, CFA, Portfolio Manager, is also the Director of Research and a Partner of Hahn Capital Management and has been with Hahn Capital Management since 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Multi-Manger Mid Cap Value Fund

(“Fund”)

Supplement dated July 27, 2018

to the Fund’s Class I Statement of Additional Information dated September 29, 2017,

and Class P3 Statement of Additional Information dated February 9, 2018,

(each an “SAI” and collectively the “SAIs”).

Effective July 1, 2018, Elaine F. Hahn was removed as a portfolio manager, and Michael Whitfield, CFA was added as a portfolio manager for Hahn Capital Management, LLC. The Fund’s SAIs are hereby revised as follows:

1.	The sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager Mid Cap Value Fund – Hahn Capital Management” in the Fund’s SAIs is hereby deleted and replaced with the following:

Voya Multi-Manager Mid Cap Value Fund

Sub-Advised by Hahn Capital Management, LSV, and Wellington Management

Hahn Capital Management

Other Accounts Managed

The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of May 31, 2017.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John D. Schaeffer	0	$0	2	$139,000,000	0	$0
Michael Whitfield, CFA	0	$0	2	$139,000,000	0	$0

Potential Material Conflicts of Interest

John D. Schaeffer and Michael Whitfield, CFA are Co-Portfolio Managers and are responsible for the day-to-day management of all Hahn accounts. All of Hahn’s strategies are managed by Hahn Capital Management’s Investment Committee which consists of John D. Schaeffer – President/CIO/Co-Portfolio Manager; Michael Whitfield, CFA – Director of Research/Co-Portfolio Manager; Alan Chung, CFA – Senior Research Analyst; Helen Chen, CFA – Senior Research Analyst; and Patrick Tinucci – Research Analyst. Hahn provides non-custodial full discretionary investment advisory services to its clients and has policies and procedures to monitor for potential conflicts of interest and to ensure that investment opportunities are fairly allocated to all clients.

Compensation

John D. Schaeffer and Michael Whitfield, CFA are both equity partners and managing-members of Hahn; compensation for both consist of an annual salary, discretionary bonus and a portion of the overall profit of the firm, based on each managing-members ownership interests. The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
John D. Schaeffer	None
Michael Whitfield, CFA	None

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